Commitments & Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments & Contingencies [Abstract]
Schedule of future aggregate minimum lease payments under operating leases
Periods
For year ended March 31, 2019	$591,833
For year ended March 31, 2020	424,974
For year ended March 31, 2021	392,318
For year ended March 31, 2022	9,946
Thereafter	8,184
Total	$1,427,255